Other Operating Income and Expenses (Details) - Schedule of other operating expenses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other operating expenses [Abstract]
Allowances and expenses for assets received in lieu of payment		$ 2,941	$ 3,900	$ 2,537
Provision on assets received in lieu of payment		1,456	1,828	816
Expenses for maintenance of assets received in lieu of payment		1,485	2,072	1,721
Credit card expenses		546	1,077	3,151
Customer services		1,559	2,456	3,635
Other expenses		72,760	41,870	23,019
Operating charge-offs		10,675	8,349	5,694
Life insurance and general product insurance policies	[1]	32,987	21,205	9,964
Sale of property plant and equipment			67	62
Retail association payment		326	343	898
Sale of participation on associates		20	126
Expense on social commotion event			1,823
Leasing land tax	[2]	3,174
Commercial representation expenses		3,501	256
Non-recurrent expenses		6,622
Other		15,455	9,701	6,401
Total		$ 77,806	$ 49,303	$ 32,342

[1]	New Fraud Law became effective on 2020.
[2]	Annual Land Tax surcharge approved in the Tax Modernization Law of February 24, 2020.